NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 350                                                       954


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: August 6, 1997
4.91 - 5.11%
ESTIMATED LONG-TERM RETURN:
4.89 - 5.14%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    27.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.37 to $99.34 depending on the purchase amount
Cusip           6710A7 135 monthly payment plan
Numbers         6710A7 143 quarterly payment plan
                6710A7 150 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Colorado               10.7  %          Illinois               10.2  %          Maryland                1.3  %
New York               19.9             North Dakota           10.7             Ohio                   10.5
Pennsylvania            5.0             Texas                  10.7             Washington             10.5
Wisconsin              10.5

MATURITY DATES (Description of Chart)
2020-21                                            24.0%
2022-23                                            11.3%
2024-25                                             4.9%

2026-27                                            39.8%
2028+                                              20.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 08/05/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.91%
     Tax Equivalent Yield                          7.67%

Treasury Bonds
     Yield                                         6.48%
     Tax Equivalent Yield                          6.82%

Corporate Bonds
     Yield                   7.22%

 *COMPARES TRUST AS OF 08/05/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 08/04/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   750,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.60% Due 11/15/20.                                                  2005 at 102
     750,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B              AAA   Aaa
              (Decatur Memorial Hospital), 5.375% Due 11/15/21. (Original issue discount bonds delivered on or about December 5, 1996 at a price of 94.428% of
              principal amount.)                                                          2006 at 102
     300,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Bonds, Series 1994B, 0.00% Due 6/15/20. (Original issue discount bonds delivered on or about June 23, 1994 at a price of 18.05% of
              principal amount.)                                                          No Optional
                                                                                              Call
     100,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AAA   Aaa
              The Johns Hopkins Health System (Bayview Campus) Issue, Series 1996, 5.25%
              Due 7/1/27.                                                                 2007 at 102
     630,000  Dormitory Authority of the State of New York, Pace University, Insured                   AAA   Aaa
              Revenue Bonds, Series 1997, 5.75% Due 7/1/26.                               2007 at 102
     750,000  Monroe-Woodbury Central School District, Orange County, New York, School                 AAA   Aaa
              District Bonds, 1997, 5.70% Due 5/15/27. (General Obligation Bonds.)        2006 at 102
     750,000  City of Grand Forks, North Dakota, Sales Tax Revenue Bonds (The Aurora                   AAA   Aaa
              Project), Series 1997A, 5.625% Due 12/15/29.                                2007 at 100
     750,000  Kent State University (Ohio), General Receipts Bonds, Series 1996, 5.50%                 AAA   Aaa
              Due 5/1/28.                                                                 2006 at 102
     370,000  Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer               AAA   Aaa
              Revenue Bonds, Series of 1997, 5.375% Due 12/1/24.                          2007 at 102
     750,000  Tyler Health Facilities Development Corporation (Texas), Hospital Revenue                AAA   Aaa
              Bonds (East Texas Medical Center Regional Healthcare System Project),
              Series 1997A, 5.60% Due 11/1/27.                                            2007 at 102
     100,000  Bellevue Convention Center Authority, King County, Washington, Special                   AAA   Aaa
              Obligation Revenue and Refunding Bonds, Series 1994, 0.00% Due 2/1/23.
              (Original issue discount bonds delivered on or about November 30, 1994 at a
              price of 12.567% of principal amount.)(General Obligation Bonds.)           No Optional
                                                                                              Call
     750,000  Port of Seattle, Washington, Revenue Bonds, Series 1997A, 5.50% Due                      AAA   Aaa
              10/1/22.                                                                    2007 at 101
     750,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (The Medical College of Wisconsin, Inc. Project), 5.50% Due
              12/1/26.                                                                    2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          13 BONDS FROM 10 STATES.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 08/05/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.37     4.90 %      4.91%   4.89%   4.94%   4.91%   4.96%   4.93 %
 500 / $50,000              102.20     4.75        4.92    4.89    4.95    4.92    4.97    4.94
 1,000 / $100,000           101.94     4.50        4.93    4.91    4.96    4.94    4.98    4.96
 2,500 / $250,000           101.67     4.25        4.94    4.93    4.98    4.96    4.99    4.98
 5,000 / $500,000           100.88     3.50        4.98    4.98    5.02    5.01    5.03    5.03
 10,000 / $1,000,000        100.36     3.00        5.01    5.02    5.04    5.05    5.06    5.07
 25,000 / $2,500,000         99.85     2.50        5.03    5.05    5.07    5.08    5.09    5.10
 50,000 / $5,000,000         99.34     2.00        5.06    5.09    5.09    5.12    5.11    5.14

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         4.91  % 6.82%   7.12%   7.67%   8.13%
         4.92    6.83    7.13    7.69    8.15
         4.93    6.85    7.14    7.70    8.16
         4.94    6.86    7.16    7.72    8.18
         4.98    6.92    7.22    7.78    8.25
         5.01    6.96    7.26    7.83    8.29
         5.03    6.99    7.29    7.86    8.33
         5.06    7.03    7.33    7.91    8.38

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 09/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            9/15/97   $   .3490
 Monthly plan           10/15/97       .4188   $ 5.0272
 Quarterly plan         11/15/97       .8430
                         2/15/98      1.2645     5.0592
 Semi-annual plan       11/15/97       .8460
                         5/15/98      2.5380     5.0782
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.44 =  97.618
 investment       offering price     # of units
 (as of           and accrued        purchased
 08/05/97)        interest
 97.618       X   $5.0272        =   $490.75
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN NEW YORK                                                           NUVEEN
INSURED UNIT TRUST 271                                                       954


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: August 6, 1997
4.86 - 5.06%
ESTIMATED LONG-TERM RETURN:
4.81 - 5.08%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.2 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.96 to $99.92 depending on the purchase amount
Cusip           67102K 648 monthly payment plan
Numbers         67102K 655 quarterly payment plan
                67102K 663 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                             4.6%
2020-21                                            14.3%
2022-23                                             9.7%
2024-25                                            14.3%
2026+                                              57.1%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 08/05/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.86%
     Tax Equivalent Yield                          8.17%

Treasury Bonds
     Yield                                         6.48%
     Tax Equivalent Yield                          6.96%

Corporate Bonds
     Yield                   7.22%

 *COMPARES TRUST AS OF 08/05/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 08/04/97. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 6.85% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NEW YORK INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Dormitory Authority of the State of New York, Pace University, Insured      2007 at 102  AAA   Aaa
              Revenue Bonds, Series 1997, 5.75% Due 7/1/26.
     500,000  Dormitory Authority of the State of New York, State University Educational  2006 at 102  AAA   Aaa
              Facilities, Revenue Bonds, Series 1996, 5.50% Due 5/15/26. (Original issue discount bonds delivered on or about October 24, 1996 at a price of 91.75%
              of principal amount.)
     500,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     500,000  Monroe-Woodbury Central School District, Orange County, New York, School    2006 at 102  AAA   Aaa
              District Bonds, 1997, 5.70% Due 5/15/27. (General Obligation Bonds.)
     340,000  The City of New York (New York), General Obligation Bonds, Fiscal 1998      2007 at 101  AAA   Aaa
              Series B, 5.375% Due 8/1/22.
     500,000  New York City (New York), Educational Construction Fund, Junior             2006 at 102  AAA   Aaa
              Subordinated Revenue Bonds, Series 1996, 5.50% Due 4/1/26.
     500,000  Metropolitan Transportation Authority, (New York), Commuter Facilities      2007 at 102  AAA   Aaa
              Revenue Bonds, Series 1997B, 5.125% Due 7/1/24.
     160,000  Municipal Assistance Corporation for the City of Troy (New York), General   No Optional  AAA   Aaa
              Resolution Bonds, Series 1996B, 0.00% Due 7/15/18. (Original issue discount      Call
              bonds delivered on or about November 26, 1996 at a price of 29.765% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM NEW YORK.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 08/05/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.96     4.90 %      4.86%   4.81%   4.89%   4.85%   4.91%   4.87 %
 500 / $50,000              102.80     4.75        4.87    4.82    4.90    4.86    4.92    4.88
 1,000 / $100,000           102.53     4.50        4.88    4.84    4.91    4.88    4.93    4.90
 2,500 / $250,000           102.27     4.25        4.89    4.86    4.92    4.89    4.94    4.91
 5,000 / $500,000           101.47     3.50        4.93    4.91    4.96    4.95    4.98    4.97
 10,000 / $1,000,000        100.95     3.00        4.96    4.95    4.99    4.99    5.01    5.01
 25,000 / $2,500,000        100.43     2.50        4.98    4.98    5.01    5.02    5.03    5.04
 50,000 / $5,000,000         99.92     2.00        5.01    5.02    5.04    5.06    5.06    5.08

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      33.0%   35.5%   40.5%      43.5%
         4.86  % 7.25%   7.53%   8.17%      8.60 %
         4.87    7.27    7.55    8.18       8.62
         4.88    7.28    7.57    8.20       8.64
         4.89    7.30    7.58    8.22       8.65
         4.93    7.36    7.64    8.29       8.73
         4.96    7.40    7.69    8.34       8.78
         4.98    7.43    7.72    8.37       8.81
         5.01    7.48    7.77    8.42       8.87

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 09/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            9/15/97   $   .3472
 Monthly plan           10/15/97       .4167   $ 5.0039
 Quarterly plan         11/15/97       .8388
                         2/15/98      1.2582     5.0359
 Semi-annual plan       11/15/97       .8424
                         5/15/98      2.5272     5.0549
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 103.03 =  97.059
 investment       offering price     # of units
 (as of           and accrued        purchased
 08/05/97)        interest
 97.059       X   $5.0039        =   $485.67
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)